EMPLOYEE BENEFITS (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		₪ 3,985
Closing defined benefit assets		3,480	₪ 3,985
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Closing defined benefit assets | $	$ 928
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets		3,985	3,899
Expected return on the plan assets		84	139
Changes in financial assumptions		(505)	(63)
Employer contribution		421	803
Benefits paid		(495)	(814)
Interest losses on severance payment allocated to remuneration benefits		(10)	21
Closing defined benefit assets		₪ 3,480	₪ 3,985
Plan assets [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets | $	1,063
Expected return on the plan assets | $	22
Changes in financial assumptions | $	(135)
Employer contribution | $	112
Benefits paid | $	(131)
Interest losses on severance payment allocated to remuneration benefits | $	(3)
Closing defined benefit assets | $	$ 928